Other Accrued Liabilities	6 Months Ended
Jun. 30, 2025
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities

Note 4

Other Accrued Liabilities:

Other accrued liabilities consisted of the following as of June 30, 2025, and December 31, 2024:

	June 30, 2025	December 31, 2024
Professional consultants’ expenses	$104,814	$110,345
Stamp tax	112,965	125,793
Accrued board fees	73,021	47,586
Other accrued expenses	16,902	27,554
Accrued dividends on preferred share	126,367	—
Total other accrued liabilities	$434,069	$311,278